UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 9, 2006 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT, AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON NOVEMBER 14, 2007.


Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2006

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
                                  [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DOLPHIN FINANCIAL PARTNERS, L.L.C.
Address: 96 CUMMINGS POINT ROAD

         STAMFORD, CT  06902

13F File Number:  28-11307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      DONALD T. NETTER
Title:     MANAGER
Phone:     203-358-8000

Signature, Place, and Date of Signing:

     DONALD T. NETTER     STAMFORD, CT     November 02, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $65,165 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


     28-11256                      DONALD T. NETTER
     28-11255			   DOLPHIN HOLDINGS CORP
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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVO INC                       COM              7585102       1119    40000          DEFINED 1                1119
ARAMARK CORP                   CL B             38521100      6178   188020          DEFINED 1                6178
AZTAR CORPORATION              COM              54802103      6739   127120          DEFINED 1                6739
BAIRNCO CORP                   COM              57097107       586    48797          DEFINED 1                 586
CONSTELLATION ENERGY GRP INC   COM              210371100     7530   127200          DEFINED 1                7530
DELTA AND PINE LAND COMPANY    COM              247357106     4046    99900          DEFINED 1                4046
DHB INDUSTRIES INC             COM              23321E103       92    33356          DEFINED 1                  92
DUQUESNE LIGHT HLDGS INC       COM              266233105      467    23760          DEFINED 1                 467
ENERGY PARTNERS LTD            COM              29270U105      493    20000          DEFINED 1                 493
FREESCALE SEMICONDUCTOR INC    CL B             35687M206     4181   110000          DEFINED 1                4181
GIANT INDS INC                 COM              374508109     4768    58719          DEFINED 1                4768
GOLD KIST INC                  COM              380614107     2918   140000          DEFINED 1                2918
HCA INC                        COM              404119109     6487   130020          DEFINED 1                6487
HOUSTON EXPLORATION CO         COM              442120101     3309    60000          DEFINED 1                3309
HOUSTON EXPLORATION CO         PUT              442120951       12     6800     P    DEFINED 1                  12
INTERGRAPH CORP                COM              458683109     4162    97070          DEFINED 1                4162
MASSEY ENERGY CO               COM              576206106     2120   101220          DEFINED 1                2120
STONE ENERGY CORP              COM              861642106     1619    40000          DEFINED 1                1619
TRIBUNE CO                     COM              896047107     2879    88000          DEFINED 1                2879
UNIVISION COMMUNICATION INC    CL A             914906102     5460   159000          DEFINED 1                5460